Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,185.0		$ 24,185.0
From merger	22,804.5		22,804.5
From convertible bonds	8,892.9		8,892.9
From share of changes in equities of subsidiaries	121.8		121.8
From share of changes in equities of associates	302.5		302.2
Donations	40.5		33.3
Total	$ 56,347.2	$ 2,006.7	$ 56,339.7